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                         MFS(R) GLOBAL GOVERNMENTS FUND

                      SUPPLEMENT TO THE CURRENT PROSPECTUS









 SHARES OF THE MFS GLOBAL GOVERNMENTS FUND ARE NO LONGER AVAILABLE FOR SALE.








                THE DATE OF THIS SUPPLEMENT IS JULY 16, 2001.